Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Adoption of ASU 2023-08

Effective January 1, 2025, the Company adopted ASU 2023-08, which requires digital assets to be measured at fair value, with changes in fair value recognized in earnings.

Upon adoption, the Company recorded a cumulative effect adjustment of approximately $55.9 million to retained earnings, representing the difference between the carrying value under the previous cost-less-impairment model and fair value at the adoption date.

Bitcoin Production

The following table presents our Bitcoin mining activities for the six months ended June 30, 2026.

US$ thousands except BTC units	Number of Bitcoins	Amount

Balance as of January 1, 2025	802.77	$26,348
Receipt of BTC from mining services and investment income		-
Cumulative effect upon adoption of ASU 2023-08		49,562
Change in fair value recognized in earnings		(5,577)
Balance as of December 31, 2025	802.77	$70,333
Receipt of BTC from mining services and investment income	-	-
Change in fair value recognized in earnings	-	(23,247)
Balance as of June 30, 2026	802.77	$47,086

The following table presents our Ethereum mining   activities for the six months ended June 30, 2026.

US$ thousands except BTC units	Number of Ethereum	Amount

Balance as of January 1, 2025	2,949.79	$3,525
Receipt of ETH from mining services and investment income		-
Cumulative effect upon adoption of ASU 2023-08		6,387
Change in fair value recognized in earnings		(1,146)
Balance as of December 31, 2025	2,949.79	$8,766
Receipt of ETH from mining services and investment income	-	-
Change in fair value recognized in earnings	-	(4,129)
Balance as of June 30, 2026	2,949.79	$4,637

Fair Value Measurement

Digital assets are measured at fair value using quoted prices in active markets for identical assets.

The Company uses observable market prices from major cryptocurrency exchanges (e.g.Blockchain.com, Investing.com Binance.com etc historical cryptocurrency data.) as of June 30, 2026, based on a consistent pricing methodology.

Digital assets are classified as Level 1 within the fair value hierarchy under ASC 820.

There were no transfers between levels during the six months ended June 30, 2026.

Impact on Earnings

For the period ended June 30, 2026, the Company recognized a fair value loss on digital assets of approximately $27.4 million related to changes in the fair value of digital assets.

Digital Asset Activity

The Company did not run the mining rigs during the period ended June 30, 2026, and no digital assets were generated during the year.

Significant Judgment

The determination of fair value requires judgment in selecting:

●	the principal market;

●	pricing sources; and

●	timing of measurement.